Related Party Transactions (Details 2) - USD ($)	3 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Louis Giordimaina [Member]
Related Party Transaction [Line Items]
Consulting expense paid	$ 134,971	$ 87,275		$ 222,246
Yun Shu Chiou [Member]
Related Party Transaction [Line Items]
Consulting expense paid					55,000
WISD [Member]
Related Party Transaction [Line Items]
Legal expenses paid		10,779		10,779
Daniel Shih [Member]
Related Party Transaction [Line Items]
Rental expense charged	4,040	11,811	20,232	15,851	20,232
WWI [Member]
Related Party Transaction [Line Items]
Rental expense charged	1,350	27,486	3,150	28,836	3,150
Dmedia [Member]
Related Party Transaction [Line Items]
Interest expense charged	$ 1,201	$ 1,915		$ 3,116